Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events

As of October 16, 2017, all of the 6,835,805 pre-funded warrants issued in the July 2017 Public Offering have been exercised.

On January 17, 2018, the Board of Directors of the Company approved a one-for-twenty-five reverse stock split. All share and per share information in these consolidated financial statements, except for par value and authorized shares, have been amended to reflect the reverse stock split.

In addition, on January 17, 2018, the stockholders of the Company approved an Amendment to the Amended and Restated Certificate of Incorporation to reduce the number of authorized shares of common stock from 200,000,000 to 50,000,000.

On January 17, 2018, the Board of Directors of the Company approved a one-for-twenty-five reverse stock split. All share and per share information in these consolidated financial statements, except for par value and authorized shares, have been amended to reflect the reverse stock split.

In addition, on January 17, 2018, the stockholders of the Company approved an Amendment to the Amended and Restated Certificate of Incorporation to reduce the number of authorized shares of common stock from 200,000,000 to 50,000,000.